                                                            [MetLife Letterhead]

                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116-3700

VIA EDGAR TRANSMISSION

October 27, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: MetLife Life and Annuity Company of Connecticut (MLACC)
    MetLife of CT Fund ABD II for Variable Annuities
    Portfolio Architect Annuity
    Premier Advisers (Class I)
    Premier Advisers (Class II)
    033-65339 and 811-07463
    Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Life and Annuity Company of Connecticut (MLACC) (the "Company") and MetLife of CT Fund ABD II for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated November 13, 2006 to the Prospectuses dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements to the Prospectuses contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on October 23, 2006.

     If you have any questions, please contact me at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
-------------------------------------
John E. Connolly, Jr.
Assistant General Counsel